Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust (formerly, Tidal ETF Trust II) on behalf of its series, CNIC ICE U.S. Carbon Neutral Power Futures Index ETF hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective May 2, 2023, and filed electronically as Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A on May 2, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC